Note 23 - Pandemic Impact (COVID-19)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Effect of COVID-19 Pandemic [Text Block]
(23)	Pandemic Impact (COVID-19)

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (COVID-19) as a pandemic, which continues to spread throughout the United States. On April 2, 2020 the Governor of Tennessee declared a health emergency and issued an order to close all nonessential businesses until further notice. As a financial institution, Wilson Bank was deemed to be an essential business and accordingly, our operations were sustained. Nonetheless, out of concerns for our employees and customers and pursuant to government orders, branch operations were temporarily limited to drive through access and in-person appointments only. To the extent possible, a portion of our staff was moved to remote working locations and video and teleconferencing practices were established. Starting in late May 2020, the governor of Tennessee and mayors and county executives of the communities in which we operate issued procedures to begin a phased reopening for nonessential businesses. As a part of this reopening our bank transitioned branch operations back to normal procedures. To date, the operations of our company and the services offered to our customers have not been adversely affected in a material manner. The extent to which COVID-19 impacts our future operations will depend on further developments, which remain highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak and the actions that may be required to contain COVID-19 or treat its impact, including potential new shutdowns or strict social distancing measures, and the speed with which vaccines can be widely distributed, those vaccines' efficacy against the virus and public acceptance of the vaccines. The coronavirus outbreak and government responses are creating disruption in global supply chains and adversely impacting many industries. The outbreak has had and  may continue to have a material adverse impact on economic and market conditions and trigger a prolonged period of global economic slowdown. While the Company believes this matter could negatively impact its results of operations, cash flows and financial position, the related impact cannot be reasonably estimated at this time. Nevertheless, the outbreak continues to present uncertainty and risk with respect to the Company, its performance and its financial results. Management's ongoing evaluation of the events and conditions as well as management's plans to continue to mitigate these matters are described in the Management's Discussion and Analysis section elsewhere in this report.

As a result of the pandemic, many states and municipalities are facing a strain on resources and a reduction in tax collections. As a result, certain states and municipalities have asked for potential assistance from the Federal government to cover the cost of resource depletion and tax shortfalls. The ability of states and municipalities to fund shortfalls could have an effect on their ability to sustain debt maintenance, which would consequently impact the value of our municipal bond portfolio.